Note 1 - Description of Plan 1 (Details Textual) - EBP 20-3977125 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Minimum Age of Participants	21
EBP, Participant Contribution, Automatic, Deferral Rate	400.00%
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 4,274,381
EBP, Minimum Age for Voluntary Catch-up Contributions	50
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	$ 3,100,503
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Employee Benefit Plan, Participant Loan Interest Rate Basis Spread	2.00%
EBP, Forfeited Nonvested Account	$ 9,229	$ 3,213
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	9,414
EBP, Net Asset Available for Benefit	86,601,184	68,732,238
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	132,848
EBP, Nonparticipant-Directed [Member]
EBP, Net Asset Available for Benefit	31,827	$ 21,060
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 10,398